ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR
September 22, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

The Trust, hereby submits for filing under the Securities Act of 1933, rule 485(a)(2) thereunder, and the Investment Company Act of 1940, each as amended, the electronic version of the Trust’s Post Effective Amendment No. 110 (the “Amendment”) to its Registration Statement on Form N-1A.

The Amendment is being filed for the purpose of updating the investment strategy for an existing series: Navian Waycross Long/Short Equity Fund.

If you have any questions, please contact me at: (513) 587-3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary of the Trust